PROPERTY AND EQUIPMENT, NET (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 109,589	$ 37,250	$ 290,550	$ 211,692